Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS:

		December 31
	Note	2022	2023
Net pension assets	18	$7.1	$5.3
Land rights		7.3	6.9
Deferred investment costs		1.7	9.3
Deferred financing costs		1.5	1.1
Interest rate swap derivative	20	18.7	11.0
Other		17.2	15.3
		$53.5	$48.9